Common Stock and Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Equity [Abstract]
Common Stock and Warrants
3.	COMMON STOCK AND WARRANTS
The Company’s authorized capital stock pursuant to its Delaware charter consists of 150,000,000 authorized shares of common stock, at a par value per share of $0.001 and 10,000,000
authorized shares of preferred stock at a par value per share of $0.001
. Holders of common stock are entitled to vote at any meeting of the Company’s stockholders on the basis of one vote per share of common stock owned as of the record date of such meeting. Each share of common stock entitles the holder to receive dividends, if any, as declared by the Company’s Board of Directors.
No dividends have been declared since inception of the Company through September 30
, 2020
. In the event of a liquidation, dissolution or
winding-up
of the Company, other distribution of assets of the Company among its stockholders for the purposes of winding-up
its affairs or upon a reduction of capital, the stockholders shall, share equally, share for share, in the remaining assets and property of the Company.
On April 13
, 2018
, the Company issued 2,141,900 shares of its common stock and warrants to purchase 2,141,900 shares of the Company’s common stock in an underwritten public offering at a price of $7.47 per share and accompanying warrant. On April 24
, 2018
, the Company closed on the sale of an additional 321,285 shares of its common stock and warrants to purchase 321,285 shares of the Company’s common stock pursuant to the exercise of the underwriters’ over-allotment option (collectively the “April 2018
Offering”). The Company received net proceeds of $16.3 million from the April 2018
Offering. The fair value of these warrants at issuance was approximately $7.4 million.
Each warrant issued in connection with the April 2018
Offering entitles the holder to acquire one additional share of common stock at an exercise price of CAD$12.25 per share on or before April 10, 2021. Pursuant to the guidance of ASC 815
Derivatives and Hedging
, the Company has determined that warrants issued in connection with the April 2018
Offering should be accounted for as liabilities as the ability to maintain an effective registration is outside of the Company’s control and that it may be required to settle the exercise of the warrants in cash and because, as a result of the change in the Company’s functional currency (see Note 2)
, the exercise prices of these warrants are in a currency other than the Company’s functional currency. Consequently, the Company determined the fair value of each warrant issuance using the Black-Scholes option pricing model, with the remainder of the proceeds allocated to the common shares. As of September 30
, 2020
, 70,900 warrants had been exercised, all during 2018
, for gross proceeds of CAD$0.9
 million.

The following table summarizes the weighted average assumptions used in estimating the fair value of the warrants issued in the April 2018
Offering using the Black-Scholes option pricing model as of the date of the initial closing of the offering and the date of the closing of the over-allotment option and September 30
, 2020
.

	September 30, 2020		April 24, 2018		April 13, 2018
Stock price	CAD$	0.53	CAD$	10.76	CAD$	9.85
Exercise price	CAD$	12.25	CAD$	12.25	CAD$	12.25
Warrant term		0.53 years		3.00 years		3.00 years
Expected volatility		107.16%		64.49%		64.20%
Risk-free interest rate		0.16%		2.02%		1.99%
Dividend rate		0.00%		0.00%		0.00%
On November 22
, 2019
, the Company issued 4,815,010
shares of its common stock in an underwritten public offering at a price of $0.35 per share. The Company received net proceeds of $1.1
 million.
On January 27
, 2020
, the Company filed a Form
S-3
shelf registration under the Securities Act which was declared effective by the SEC on February 6
, 2020
(the “2020
Shelf”). In conjunction with the 2020
Shelf, on January 27
, 2020
, the Company entered into an At The Market Offering Agreement (the “2020
ATM”) with H.C. Wainwright & Co., LLC (“Wainwright”) under which the Company may offer and sell, from time to time at its sole discretion, to or through Wainwright, acting as agent and/or principal, shares of its common stock having an aggregate offering price of up to $11.34 million, which, in March 2020
, was subsequently reduced to $9.15 million, including the shares previously sold under the 2020
ATM. For the nine
months ended September 30
, 2020
, under the 2020
ATM, the Company sold and issued 8,138,808
shares of its common stock with an aggregated market value of $5.0 million at an average price of $0.62
per share and paid Wainwright a sales commission of approximately $181 thousand related to those shares.
On March 20
, 2020
, the Company, in a registered direct offering, issued an aggregate of 6,257,144 shares of its common stock at a price of $0.35 per share. Additionally, the Company issued unregistered warrants in a concurrent private placement to purchase up to 6,257,144 shares of its common stock at an exercise price of $0.46 per share. Gross proceeds from the offering (the “March 2020
Offering”) were approximately $2.2
 million. The underwriting discounts and commissions and offering expenses of $0.3 million were recorded to share issuance costs.
Each warrant issued in connection with the March 2020
Offering entitles the holder to acquire one additional share of common stock at an exercise price of $0.46 per share, which became exercisable on September 20
, 2020
and will expire on March 20, 2025. Pursuant to the guidance of ASC 480
Distinguishing Liabilities from Equity
and ASC 815
Derivatives and Hedging
, the Company has determined that warrants issued in connection with the March 2020
Offering should be classified as equity as the warrants can be settled with unregistered shares. The relative fair value of these warrants at issuance was approximately $0.8 million and was included in additional
paid-in
capital.
The following table summarizes the weighted average assumptions used in estimating the fair value of the warrants granted in the March 2020 Offering using the Black-Scholes option pricing model as of the date of the closing of the offering on March 20, 2020.

March 20, 2020
Stock price	$0.35
Exercise price	$0.46
Warrant term	5.50 years
Expected volatility	82.41%
Risk-free interest rate	0.52%
Dividend rate	0.00%

The following table summarizes warrants accounted for as liabilities and recorded as derivative financial instruments on the Company’s condensed consolidated balance sheets for the nine months ended September 30, 2020 and 2019 (amounts in thousands):

	Nine Months Ended September 30,
	2020	2019
Fair value of warrants at beginning of period	$5	$13,769
Exercise of warrants	—	(35)
Foreign exchange losses	(1)	382
Change in fair value of warrants during the period	(4)	(14,033)

Fair value of warrants at end of period	$—	$83

These warrants which are classified as derivative financial instruments in the Company’s condensed consolidated balance sheets are required to be re-measured
at each reporting period, with the change in fair value recorded as a gain or loss in the change in fair value of derivative financial instruments, included in other income (expense) in the Company’s condensed consolidated statements of operations and comprehensive loss. The fair value of the warrants will continue to be classified as a liability until such time as they are exercised, expire or there is an amendment to the respective agreements that renders these financial instruments to be no longer classified as such.
The fair value of all warrants classified as derivative financial instruments outstanding as of September 30, 2020 and December 31, 2019 were estimated using the Black-Scholes option pricing model with the following weighted average assumptions:

	September 30, 2020		December 31, 2019
Stock price	CAD$	0.53	CAD$	1.23
Exercise price	CAD$	12.25	CAD$	12.25
Warrant term		0.53 years		1.28 years
Expected volatility		107.16%		72.43%
Risk-free interest rate		0.16%		1.72%
Dividend rate		0.00%		0.00%
The following is a summary of the Company’s warrant activity during the nine months ended September 30, 2020:

	Number of Warrants		Weighted Average Exercise Price
	CAD	US	CAD$	USD$
Outstanding as of December 31, 2019	2,392,285	651,320	$12.25	$12.24
Granted	—	6,257,144	—	0.46
Cancelled/Expired	—	(5,304)	—	10.75
Exercised	—	—	—	—

Outstanding as of September 30, 2020	2,392,285	6,903,160	$12.25	$1.56

The Company’s warrants outstanding and exercisable as of September 30, 2020 were as follows:

Number of Warrants Outstanding	Exercise Price	Expiration Date
270,915	USD$12.25	December 22, 2020
171,020	USD$12.25	December 28, 2020
204,081	USD$12.25	December 29, 2020
2,392,285	CAD$12.25	April 10, 2021
6,257,144	USD$0.46	March 20, 2025

9,295,445

3.	COMMON STOCK AND WARRANTS
On June 28, 2018, at the Company’s 2018 Annual Meeting of Shareholders, the Company’s shareholders approved the Company’s reincorporation from the state of Wyoming to the state of Delaware. On July 20, 2018, the Company completed its reincorporation from Wyoming to the state of Delaware.
As a result, following the Company’s reincorporation, the Company’s authorized capital stock pursuant to its Delaware charter consists of 150,000,000 authorized shares of common stock, at a par value per share of $0.001 and 10,000,000 authorized shares of preferred stock at a par value per share of $0.001. Holders of common stock are entitled to vote at any meeting of the Company’s stockholders on the basis of one vote per share of common stock owned as of the record date of such meeting. Each share of common stock entitles the holder to receive dividends, if any, as declared by the Company’s Board of Directors.
No dividends have been declared since inception of the Company through December 31, 2019. In the event of a liquidation, dissolution or winding-up
of the Company, other distribution of assets of the Company among its stockholders for the purposes of winding-up
its affairs or upon a reduction of capital, the stockholders shall, share equally, share for share, in the remaining assets and property of the Company.
On April 18, 2016, the Company closed its short form prospectus offering in Canada and a concurrent U.S. private placement (the “April 2016 Offering”) of units (the “Units”) with gross proceeds to the Company of $7.2 million through the issuance of Units at a price of CAD$5.00 per Unit. Each Unit consists of one share of common stock in the capital of the Company (a “Common Share’) and one-half
of one Common Share purchase warrant (each whole warrant, a “Warrant”). Each Warrant entitled the holder thereof to acquire one additional Common Share at an exercise price of CAD$7.50 on or before April 18, 2019. Mackie Research Capital Corporation (the “Agent”) acted as agent and sole bookrunner in connection with the April 2016 Offering. The Company paid the Agent a cash commission of $0.3 million and granted to the Agent compensation options exercisable to purchase 87,210 Units at an exercise price of CAD$5.00 per Unit for a period of 24 months from the closing of the April 2016 Offering. The Company incurred other cash issuance costs of $1.1 million related to this offering. During the year ended December 31, 2019, 38,351 warrants were exercised. On April 18, 2019, 922,348 warrants were cancelled due to their expiration.
On May 2, 2016, the Company closed the sale of the additional units issued pursuant to the exercise of the over-allotment option granted to the Agent in connection with the April 2016 Offering. The April 2016 Offering was made pursuant to a short form prospectus filed with the securities regulatory authorities in each of the provinces of Canada, except Québec. Pursuant to the exercise of the over-allotment option, the Company issued an additional 218,025 units at a price of CAD$5.00 per unit for additional gross proceeds to the Company of $0.9 million, bringing the total aggregate gross proceeds to the Company under the Offering to $8.1 million. Each over-allotment unit consisted of one share of common stock in the capital of the Company and one-half
of one Common Share purchase warrant. Each over-allotment warrant entitles the holder thereof to acquire one additional over-allotment Common Share at an exercise price of CAD$7.50 on or before April 18, 2019. In connection with the closing of the over-allotment option, the Company paid the Agent a cash commission of $0.1 million and granted to the Agent compensation options exercisable to purchase 13,081 over-allotment units at an exercise price of CAD$5.00 per unit for a period of 24 months from the over-allotment closing. As of December 31, 2018, all remaining outstanding compensation options had been cancelled due to their expiration.

For the year ended December 31, 2018, the Company recorded a $0.1 million gain in change in fair value of derivative financial instruments due to the expiration of both the April 18, 2016 and May 2, 2016 compensations options.
The proceeds from the April 2016 Offering were allocated on a relative fair value basis between the common stock and the warrants issued. The warrants issued in connection with the April 2016 Offering were classified within equity in the Company’s consolidated balance sheets. These warrants were recorded in additional paid-in
capital in the Company’s consolidated balance sheets at their fair value. As discussed in Note 1, due to the change in the Company’s functional currency, as of April 1, 2018, these warrants were reclassified to liabilities as derivative financial instruments on the Company’s consolidated balance sheet as they are now priced in a currency other than the Company’s functional currency. This resulted in the Company recording a $4.7 million increase in derivative financial instruments and a $1.4 million reduction in additional paid-in
capital on its consolidated balance sheet and a $3.3 million loss related to the change in fair value of derivative financial instruments on its consolidated statement of operations and comprehensive loss during the year ended December 31, 2018.
The following table summarizes the weighted average assumptions used in estimating the fair value of the warrants granted in the April 2016 Offering using the Black-Scholes option pricing model as of the grant date and as of April 1, 2018 and December 31, 2018:

	December 31, 2018		April 1, 2018		Grant Date
Stock price	CAD$	12.80	CAD$	12.87	CAD$	5.45
Exercise price	CAD$	7.50	CAD$	7.50	CAD$	7.50
Warrant term		0.30 years		1.05 years		3.0 years
Expected volatility		83.56%		71.13%		83.83%
Risk-free interest rate		1.64%		1.60%		0.60%
Dividend rate		0.00%		0.00%		0.00%
On February 16, 2017, the Company completed an underwritten registered public offering and issued an aggregate of 1,311,000 shares of common stock for gross proceeds of $9.2 million. The Company incurred cash issuance costs of $1.2 million in connection with this offering.
In June 2017, the Company completed a
non-brokered
private placement of 800,000 shares of common stock for gross proceeds of $5.4 million. The Company incurred approximately $9 thousand in share issuance cost related to the private placement.
In December 2017, the Company completed a three-tranche
non-brokered
private placement (the “December 2017 financing”) for an aggregate of 646,016 units for gross proceeds of approximately $6.3 million. Each unit consisted of one share of common stock and one share purchase warrant, and was sold at a price of $9.80 per unit. Each warrant entitles the holder to acquire one additional share of common stock and is exercisable over a period of 36 months following the respective closing of the December 2017 financing at an exercise price of $12.25 per warrant share. The first tranche, which closed on December 22, 2017, was for 270,915 units for which the Company received gross proceeds of approximately $2.6 million. The second tranche, which closed on December 28, 2017, was for 171,020 units for which the Company received approximately $1.7 million, while the third tranche, which closed on December 29, 2017, was for 204,081 units for which the Company received $2.0 million. The Company paid $0.1 million in share issuance costs related to the December 2017 financing.
As a result of the change in the Company’s functional currency, these warrants have been reclassified from liabilities as derivative financial instruments to additional paid-in
capital in the Company’s consolidated balance sheet. As of April 1, 2018, $2.5 million, was reclassified from derivative financial instruments to additional paid-in
capital, representing the fair value of warrants having USD$ exercise prices. There was no impact to the Company’s consolidated statement of operations and comprehensive loss as a result of this reclassification as the fair value of these warrants on April 1, 2018, was the same as of March 31, 2018, the most recent date that the fair value of these warrants was re-measured.
The following table summarizes the weighted average assumptions used in estimating the fair value of the warrants granted in the December 2017 financing using the Black-Scholes option pricing model as of the grant dates and on April 1, 2018.

	April 1, 2018	December 29, 2017	December 28, 2017	December 22, 2017
Stock price	$10.11	$12.32	$12.45	$10.60
Exercise price	$12.25	$12.25	$12.25	$12.25
Warrant term	2.7 years	3.0 years	3.0 years	3.0 years
Expected volatility	65.40%	60.24%	60.24%	60.24%
Risk-free interest rate	2.39%	1.98%	2.00%	2.01%
Dividend rate	0.00%	0.00%	0.00%	0.00%
On April 13, 2018, the Company issued 2,141,900 shares of its common stock and warrants to purchase 2,141,900 shares of the Company’s common stock in an underwritten public offering at a price of $7.47 per share and accompanying warrant. Gross proceeds from the offering were approximately $16.0 million. On April 24, 2018, the Company closed on the sale of an additional 321,285 shares of its common stock and warrants pursuant to the exercise of the over-allotment option (collectively the “April 2018 offering”) granted to the underwriters in connection with the offering at a price of $7.47 per share and accompanying warrants. Gross proceeds from the exercise of the over-allotment option was $2.4 million. BTIG, LLC and Echelon Wealth Partners acted as joint book-running managers for the April 2018 Offering. The Company paid approximately $1.1 million in underwriting discounts and commissions and incurred offering expenses of approximately $1.0 million in connection with the April 2018 Offering, resulting in net proceeds of $16.3 million from the April 2018 offering. The underwriting discounts and commissions and offering expenses were allocated between share issuance costs and expenses based on the relative fair values of common stock and warrants issued in connection with the April 2018 Offering, resulting in the recording of approximately $0.8 million of expenses in the Company’s consolidated statement of operations and comprehensive loss. The fair value of these warrants at issuance was approximately $7.4 million.
Each warrant issued in connection with the April 2018 offering entitles the holder to acquire one additional share of common stock at an exercise price of CAD$12.25 per share on or before April 10, 2021. Pursuant to the guidance of ASC 815
Derivatives and Hedging
, the Company has determined that warrants issued in connection with the April 2018 offering should be accounted for as liabilities as the ability to maintain an effective registration is outside of the Company’s control and that it may be required to settle the exercise of the warrants in cash and because, as a result of the change in the Company’s functional currency (see Note 2), the exercise prices of these warrants are in a currency other than the Company’s functional currency. Consequently, the Company determined the fair value of each warrant issuance using the Black-Scholes option-pricing model, with the remainder of the proceeds allocated to the common shares. As of December 31, 2019, 70,900 warrants had been exercised, all during 2018, for gross proceeds of CAD$0.9 million.

The following table summarizes the weighted average assumptions used in estimating the fair value of the warrants granted in the April 2018 Offering using the Black-Scholes option pricing model as of the date of the initial closing of the offering and the date of the closing of the over-allotment option, as well as of December 31, 2019.

	December 31, 2019		April 24, 2018		April 13, 2018
Stock price	CAD $	1.23	CAD $	10.76	CAD $	9.85
Exercise price	CAD $	12.25	CAD $	12.25	CAD $	12.25
Warrant term		1.28 years		3.00 years		3.00 years
Expected volatility		72.43%		64.49%		64.20%
Risk-free interest rate		1.72%		2.02%		1.99%
Dividend rate		0.00%		0.00%		0.00%
On November 19, 2018, the Company issued 2,121,212 shares of its common stock in an underwritten public offering at a price of $8.25 per share. Gross proceeds from the offering were $17.5 million. On November 2018, the Company closed on the sale of an additional 318,182 shares of its common stock pursuant to the exercise of the over-allotment option (collectively the “November 2018 offering”) granted to the underwriters in connection with the offering at a price of $8.25 per share. Gross proceeds from the exercise of the over-allotment option was $2.6 million. BTIG LLC and Oppenheimer & Co acted as joint book-running managers for the November 2018 offering. The Company paid approximately $1.2 million in underwriting discounts and commissions and incurred offering expenses of approximately $0.7 million, of which $0.1 million was accrued as of December 31, 2018, resulting in net proceeds of $18.3 million.
On November 22, 2019, the Company issued 4,815,010 shares of its common stock in an underwritten public offering at a price of $0.35 per share. Gross proceeds from the offering (the “November 2019 Offering”) were approximately $1.7 million. HC Wainwright acted as book-running manager for the November 2019 Offering. The Company paid approximately $0.1 million in underwriting discounts and commissions and incurred offering expenses of approximately $0.5 million, resulting in net proceeds of $1.1 million, in connection with the November 2019 Offering.
The following table summarizes the activities of warrants that the Company accounts for as liabilities and records as derivative financial instruments for the years ended December 31, 2019 and 2018 (amounts in thousands):

	Year Ended December 31,
	2019	2018
Fair value of warrants at beginning of year	$13,769	$6,941
Issuance of warrants	—	7,372
Exercise of warrants	(35)	(3,012)
Fair value of previously classified equity warrants	—	5,049
Fair value of previously classified liability warrants reclassified to additional paid-in capital	—	(2,478)
Foreign exchange losses (gains)	384	(872)
Change in fair value of warrants during the year	(14,113)	769

Fair value of warrants at end of year	$5	$13,769

These warrants, which are classified as derivative financial instruments in the Company’s consolidated balance sheets are required to be re-measured
at each reporting period, with the change in fair value recorded as a gain or loss in the change of fair value of derivative financial instruments, included in other income (expense) in the Company’s consolidated statements of operations and comprehensive loss. The fair value of the warrants will continue to be classified as a liability until such time as they are exercised, expire or there is an amendment to the respective agreements that renders these financial instruments to be no longer classified as such.

The fair value of all warrants classified as derivative financial instruments outstanding as of December 31, 2019 and 2018 were estimated using the Black-Scholes option-pricing model with the following weighted average assumptions:

	As of December 31,
	2019		2018
Stock price	CAD $	1.23	CAD$	12.80
Exercise price	CAD $	12.25	CAD$	10.89
Warrant term		1.28 years		1.71 years
Expected volatility		72.43%		75.31%
Risk-free interest rate		1.72%		1.80%
Dividend rate		0.00%		0.00%
The following is a summary of warrant activity during the years ended December 31, 2019 and 2018:

	Number of Warrants (by currency denomination of exercise price)		Weighted-Average Exercise Price
	CAD$	USD$	CAD$	USD$
Outstanding as of December 31, 2017	1,011,505	1,343,404	$7.38	$10.25
Granted	2,476,843	—	12.22	—
Expired	(22,699)	(136,528)	5.00	15.00
Exercised	(112,665)	(555,556)	9.88	6.75

Outstanding as of December 31, 2018	3,352,984	651,320	$10.89	$12.24

Granted	—	—	—	—
Cancelled/Expired	(922,348)	—	7.50	—
Exercised	(38,351)	—	7.50	—

Outstanding and exercisable as of December 31, 2019	2,392,285	651,320	$12.25	$12.24

The following table summarizes the Company’s warrants outstanding and exercisable as of December 31, 2019:

Number of Warrants Outstanding	Exercise Price	Expiration Date
3,795	US$10.75	June 26, 2020
1,509	US$10.75	July 17, 2020
270,915	US$12.25	December 22, 2020
171,020	US$12.25	December 28, 2020
204,081	US$12.25	December 29, 2020
2,392,285	CAD$12.25	April 21, 2021

3,043,605